RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) - Sales to Related Parties [Member] - Related Party [Member] - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	$ 104,380	$ 669,697
Hangzhou Shilian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	49,956	87,603
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	22,356	48,533
Anhui New Yalian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	19,281	168,751
Xuancheng Jinshida Modern Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	8,407	0
Hebei Leading Future Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	2,401	32,360
Shanghai Tuwen Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	1,868	208,059
Kunming Jinbi Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	24,641
Qinghai Jiayuan Mingyue Trade Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	89,554
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	$ 111	$ 10,196